Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Research and development expense (includes related party amounts	$ 975	$ 0	$ 975	$ 0	$ 300	$ 2,150
Net income (loss) per common share, basic	$ 0.27	$ (15.99)	$ (3.73)	$ (29.16)	$ (50.66)	$ (71.83)
Net income (loss) per common share, diluted	$ 0.27	$ (15.99)	$ (3.73)	$ (29.16)	$ (50.66)	$ (71.83)
Weighted-average shares of common stock outstanding, basic	1,660,586	1,170,087	1,581,554	1,167,550	1,176,558	971,467
Weighted-average shares of common stock outstanding, diluted	1,661,709	1,170,087	1,581,554	1,167,550	1,176,558	971,467